Cover	12 Months Ended
Sep. 30, 2025 $ / shares shares
Entity Addresses [Line Items]
Document Type	20-F
Amendment Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Sep. 30, 2025
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2025
Current Fiscal Year End Date	--09-30
Entity File Number	001-42445
Entity Registrant Name	Leishen Energy Holding Co., Ltd.
Entity Central Index Key	0001985139
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	103 Huizhong Li, B Building, Peking Times Square, Unit 15B10
Entity Address, Address Line Two	Chaoyang District
Entity Address, City or Town	Beijing
Entity Address, Country	CN
Entity Address, Postal Zip Code	00-0000000
Title of 12(b) Security	Class A Ordinary Shares, par value US$0.001 per share
Trading Symbol	LSE
Security Exchange Name	NASDAQ
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Entity Common Stock, Shares Outstanding | shares	17,025,000
Entity Listing, Par Value Per Share | $ / shares	$ 0.001
Document Financial Statement Error Correction [Flag]	false
Auditor Firm ID	2388
Auditor Name	Wei, Wei & Co., LLP
Auditor Location	Flushing, New York
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	103 Huizhong Li, B Building, Peking Times Square, Unit 15B10
Entity Address, Address Line Two	Chaoyang District
Entity Address, City or Town	Beijing
Entity Address, Country	CN
Entity Address, Postal Zip Code	00-0000000
City Area Code	86
Local Phone Number	10-84871799
Contact Personnel Name	Zhiping Yu, Chief Financial Officer
Contact Personnel Email Address	ir@r-egroup.com